Revenue (Details) - Schedule of Revenue from Contracts with Customers - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers Total		$ 29,797,282	$ 18,903,711
Revenue from subscriptions [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers Total		23,983,378	11,396,668
Revenue from advertisement [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers Total	[1]	4,455,020	5,266,208
Revenue from live events [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers Total		1,358,884	2,240,835
Goods and services transferred at a point in time [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers Total		5,813,904	7,511,639
Goods and services transferred over time [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers Total		$ 23,983,378	$ 11,392,072

[1]	Revenue from advertisement include barter transactions amounting to USD 476,612 (2023: USD nil)